Merchant Cash Advances, Loans and Related Receivables - Summary of Delinquency Status (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Total	$ 72,751	$ 43,644
Percent	100.00%	100.00%
Current
Financing Receivable, Past Due [Line Items]
Total	$ 69,350	$ 42,671
Percent	95.30%	97.80%
30-59 Days
Financing Receivable, Past Due [Line Items]
Total	$ 1,114	$ 302
Percent	1.50%	0.70%
60-89 Days
Financing Receivable, Past Due [Line Items]
Total	$ 419	$ 57
Percent	0.60%	0.10%
90-179 Days
Financing Receivable, Past Due [Line Items]
Total	$ 576	$ 268
Percent	0.80%	0.60%
180+ Days
Financing Receivable, Past Due [Line Items]
Total	$ 1,292	$ 346
Percent	1.80%	0.80%